October 25, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                 See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Supplement to the Prospectus that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 21, 2013.

If you have any additional questions, please feel free to contact me at (860) 534-9163.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Paralegal

EXHIBIT A

Union Security Insurance Company Variable Account C

033-65243	Wall Street Series Survivor VUL
333-69327	Wall Street Series VUL
033-03919	Harmony Investment Life
033-28551	Wall Street Series VUL220
033-48266	Wall Street Series VUL500